Revenue from contracts with customers and trade receivables (Details Textual) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)
Statements [Line Items]
Contract assets		₨ 64		₨ 51
Amount Receivable On Fda Approval				1,266	$ 15
Revenue from sale of goods	[1]	326,213		₨ 316,320		₨ 271,396
Global Generics- North America Operations [Member]
Statements [Line Items]
Refunds provision | $							$ 47	$ 42
Global Generics Segment [Member]
Statements [Line Items]
Revenue from sale of goods		₨ 4,530	$ 50

[1]	For the year ended March 31, 2026, consequent to resolution of a shelf stock adjustment claim arising from a reduction in the price of its generic product Lenalidomide in the United States, the Company recorded an amount of Rs. 4,530 (U.S.$ 50) as a reduction of “Revenue from sale of goods” in the Company's Global Generics Segment.